Long-term Debt (Details 1) (USD $)	Sep. 30, 2014
Long-term Debt [Line Items]
2015	$ 18,686,730
2016	19,323,468
2017	30,994,082
2018	11,971,926
2019	8,765,181
Thereafter	21,717,019
Long-term Debt	$ 111,458,406